RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Transactions

		Year Ended December 31,
		2012	2013	2014
		US$	US$	US$
Tuition fees paid under the Student Loan Program	(a)	7,924,903	8,672,904	—
Guarantee fee	(b)	70,245	90,490	18,188
Amounts received under the Student Loan Program	(c)	(668,652)	(141,329)	—
Repayment of amounts received under the Student Loan Program	(c)	745,918	232,879	—
Advances from Chuanbang	(d)	(308,658)	(153,386)	—
Repayment of advances from Chuanbang	(d)	308,658	153,386	—
Cash collection service fee	(e)	—	64,586	108,068